Offerings	May 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value0.01 euros per share ("Common Shares") reserved for awards under the Ferrari N.V. 2026-2028 Equity Incentive Plan
Amount Registered | shares	115,288
Proposed Maximum Offering Price per Unit	340.96
Maximum Aggregate Offering Price	$ 39,308,596.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,428.52
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover additional Common Shares which may become issuable by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without consideration which results in the increase in the number of the Registrant’s outstanding Common Shares.Estimated solely for purposes of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based on the reported average of the high and low prices for the Registrant’s Common Shares on the New York Stock Exchange of $340.96 on May 8, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares reserved for awards under the Ferrari N.V. Share Plan Addressed to All Employees 2024-2027(3)
Amount Registered | shares	69,640
Proposed Maximum Offering Price per Unit	340.96
Maximum Aggregate Offering Price	$ 23,744,454.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,279.11
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover additional Common Shares which may become issuable by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without consideration which results in the increase in the number of the Registrant’s outstanding Common Shares.Estimated solely for purposes of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based on the reported average of the high and low prices for the Registrant’s Common Shares on the New York Stock Exchange of $340.96 on May 8, 2026.Additional shares being registered and reserved for awards under the Ferrari N.V. Share Plan Addressed to All Employees 2024-2027, with respect to which a Form S-8 was filed by the Registrant with the Securities and Exchange Commission on May 15, 2024 (File No. 333-279413) and is effective.